Cover	Nov. 18, 2020
Cover [Abstract]
Document Type	8-K12B/A
Amendment Flag	true
Amendment Description	On November 18, 2020, Liquidia Corporation, a Delaware corporation (the “Company”), filed with the U.S. Securities and Exchange Commission (the “SEC”) a Current Report on Form 8-K12B (the “Initial Form 8-K”) to disclose that it completed its acquisition of RareGen, LLC, a Delaware limited liability company (“RareGen”), pursuant to the terms and conditions of an Agreement and Plan of Merger, dated as of June 29, 2020, as amended by a Limited Waiver and Modification to the Merger Agreement, dated as of August 3, 2020 (the “Merger Agreement”), by and among the Company, Liquidia Technologies, Inc., a Delaware corporation (“Liquidia Technologies”), RareGen, Gemini Merger Sub I, Inc., a Delaware corporation, Gemini Merger Sub II, LLC, a Delaware limited liability company, and PBM RG Holdings, LLC, a Delaware limited liability company, as Members’ Representative. This Current Report on Form 8-K12B/A amends the Initial Report to amend the disclosure in Item 9.01 thereof with respect to the historical financial statements and unaudited pro forma information required by Item 9.01(a) and (b) of Form 8-K. This Current Report on Form 8-K12B/A should be read in conjunction with the Initial Report.
Document Period End Date	Nov. 18, 2020
Entity File Number	001-39724
Entity Registrant Name	LIQUIDIA CORPORATION
Entity Central Index Key	0001819576
Entity Tax Identification Number	85-1710962
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	419 Davis Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560
City Area Code	919
Local Phone Number	328-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	LQDA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true